[LETTERHEAD OF CLEARY GOTTLIEB STEEN & HAMILTON LLP]

VIA EDGAR

                      June 6, 2005

Re:
Ameriprise Financial, Inc.
Registration Statement on Form 10

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Ladies and Gentlemen:

        On behalf of Ameriprise Financial, Inc., a corporation organized under the laws of the State of Delaware, and which is currently named American Express Financial Corporation (the "Company"), we hereby transmit for electronic filing, pursuant to Rule 101(a) of Regulation S-T of the Securities Act of 1933, as amended, the Registration Statement on Form 10 relating to the proposed registration of the Company's common stock under Section 12(b) of the Securities Exchange Act of 1934, as amended.

        The Company intends to change its name to Ameriprise Financial, Inc. prior to the effectiveness of the Registration Statement on Form 10.

        Should you have any questions regarding this filing, please do not hesitate to contact me (1-212-225-2018 (phone); 1-212-225-3999 (fax)) or Marianne Fiorelli (1-212-225-2486 (phone); 1-212-225-3999 (fax)).

Very truly yours,
/s/ KIMBERLY BROWN BLACKLOW Kimberly B. Blacklow